Income Taxes	12 Months Ended
Dec. 31, 2019
Successor [Member]
Income Taxes

17. INCOME TAXES

The Company operates in 15 countries where statutory rates generally vary from 0% to 35%. The domestic (British Virgin Islands) and foreign (all other jurisdictions except British Virgin Islands) components of income (loss) before income tax expense were as follows (in thousands):

	Year Ended	Period from	Period from	Year Ended
	January 1 to	June 7, 2018 to	January 1 to	January 1 to
	December 31, 2019	December 31, 2018	June 6, 2018	December 31, 2017
	Successor		Predecessor

Domestic	$(1,675)	$(20,722)	$-	$-
Foreign	54,050	65,133	9,078	32,939
Income Before Income Tax	$52,435	$44,411	$9,078	$32,939

Income Tax Expense

The components of the income tax expense (benefit), all of which is foreign, are as follows (in thousands):

	Year Ended	Period from	Period from	Year Ended
	January 1 to	June 7, 2018 to	January 1 to	January 1 to
	December 31, 2019	December 31, 2018	June 6, 2018	December 31, 2017
	Successor		Predecessor

Current tax expense	$17,006	$11,456	$2,342	$3,988
Deferred tax expense (benefit)	(3,935)	(2,025)	-	598
Income tax expense	$13,071	$9,431	$2,342	$4,586

Deferred taxes have been recognized for temporary differences that will result in taxes payable or receivable in future years. The components of net deferred tax liabilities and assets are as follows (in thousands):

	December 31, 2019	December 31, 2018

Deferred Tax Assets
Property, plant and equipment	$1,678	$-
Net operating loss carryforward	6,932	3,184
Total deferred tax assets	8,610	3,184
Less: valuation allowance	(4,886)	(31)
Deferred tax assets, net of valuation allowance	$3,724	$3,153

Deferred Tax Liabilities
Property, plant and equipment	$(4,911)	$(5,783)
Intangible assets	(25,030)	(28,126)
Total deferred tax liabilities	(29,941)	(33,909)
Net deferred tax liability	$(26,217)	$(30,756)

The Company’s has $45.7 million of operating loss carryforwards that expire between 2020 and 2025.

Deferred tax assets are shown less any valuation allowances. As of December 31, 2019, and 2018, valuation allowances of $4.9 million and $31 thousand relate to net operating loss carryforwards. Changes in the Company’s estimates and assumptions used to determine the valuation allowance, including any changes in applicable tax laws or tax rates, may impact the Company’s ability to recognize the underlying deferred tax assets and could require future adjustments to the valuation allowances. The $4.9 million increase in the valuation allowance is on account of operating loss carryforwards generated in the current year not qualifying for recognition as the Company does not believe these operating loss carryforwards will be utilized prior to expiration. Further, deferred tax assets for operating loss carryforwards in the table above have been shown net of an unrecognized tax benefit for likely disallowances of $1.7 million.

Deferred tax liabilities on Property, plant and equipment of $4.9 million at December 31, 2019 includes an unrecognized tax benefit of $3.6 million.

The Company generally does not recognize deferred tax liabilities related to its undistributed earnings because such earnings either would not be taxable when remitted or they are indefinitely reinvested. This position may change if the Company decides to distribute the earnings from its subsidiaries, which are subject to withholding taxes, or if there are any unfavorable changes in the tax laws in this regard. Accordingly, a determination of the amount of unrecognized deferred tax liability on such undistributed earnings is not practicable. Current tax expense will be incurred if/when the Company distributes earnings from its subsidiaries which are subject to withholding taxes.

Income Tax Rate Reconciliation

The difference between the reported amount of income tax expense and the amount that would result from applying from both the British Virgin Islands (Successor) as well as the United Arab Emirates (Predecessor) statutory rates are shown in the table below (in thousands). In the British Virgin Islands, the statutory rate is effectively 0% as tax is not applied on extra territorial activity. For the United Arab Emirates, the statutory rate on our operations is also 0%.

	Year Ended	Period from	Period from	Year Ended
	January 1 to	June 7, 2018 to	January 1 to	January 1 to
	December 31, 2019	December 31, 2018	June 6, 2018	December 31, 2017
	Successor		Predecessor

Income tax at statutory rate (BVI and UAE 0%)	-	-	-	-
Foreign tax rate differential	$12,848	$8,328	$2,147	$5,329
Non-deductible expenses	-	-	-	110
Tax effect of adjustments to prior year tax provisions	(2,054)	-	195	-
Effect of tax exemption	-	-	-	(1,189)
Allocation of head office / corporate costs, net of unrecognized benefit	-	-	-	161
Unrecognized tax benefits	2,476	1,574	-	-
Other	(199)	(471)	-	175
Income Tax Expense	$13,071	$9,431	$2,342	$4,586

The foreign tax rate differential relates to differences between the income tax rates in effect in the foreign countries in which the Company operates, which can vary significantly, and the Company’s statutory tax rate of 0%. Income tax expense for the year ended December 31, 2019 includes $0.9 million of penalties and interest associated with the Company’s unrecognized tax benefits.

Unrecognized Tax Benefits

The Company records estimated accrued interest and penalties related to an underpayment of income taxes in income tax expense. As of December 31, 2019, the Company had $12.5 million of unrecognized tax benefits, excluding estimated accrued interest and penalties of $1.8 million, which are included in Other Long-Term Liabilities in the Consolidated Balance Sheet. As of December 31, 2018, the Company had $7.1 million of unrecognized tax benefits, including estimated accrued interest and penalties of $0.9 million, which are included in Other Long-Term Liabilities in the Consolidated Balance Sheet. There are no timing differences or other items that have indirect effects included in the unrecognized tax benefits and as such all $12.5 million of the net unrecognized tax benefits as of December 31, 2019 would affect the effective tax rate if recognized.

A summary of activity related to the net unrecognized tax benefits is as follows:

	Year Ended	Period from	Period from	Year Ended
	January 1 to	June 7, 2018 to	January 1 to	January 1 to
	December 31, 2019	December 31, 2018	June 6, 2018	December 31, 2017
	Successor		Predecessor

Balance at beginning of period	$7,135	$-	$4,837	$3,703
Additions from tax positions adjusted in purchase accounting	1,072	5,561	-	-
Additions from tax positions related to the current period	1,376	1,324	-	1,134
Additions from tax positions related to prior periods	4,700	250	-	-
Reductions from tax positions related to earlier periods	(873)	-	-	-
Other	(877)	-
Ending unrecognized tax benefits	$12,533	$7,135	$4,837	$4,837

The Company does not anticipate the amount of the unrecognized tax benefits will change significantly over the next twelve months.

Unrecognized tax benefits may change from quarter-to-quarter based on various factors, including, but not limited to, favorable or unfavorable resolution of tax audits or disputes, expiration of relevant statutes of limitations, changes in tax laws or changes to the interpretation of existing tax laws due to new legislative guidance or court rulings, or new tax positions taken on recently filed tax returns. Although the Company has recorded unrecognized tax benefits for all tax positions which, in management’s judgment, are more likely than not to be successfully challenged by the relevant tax authorities in the future, the Company cannot provide assurance as to the final tax liability related to its tax positions as it is not possible to predict with certainty the ultimate outcome of any related tax disputes. Thus, it is reasonably possible that the ultimate tax liabilities related to such tax positions could substantially exceed recorded unrecognized tax benefits related to such tax positions, resulting in a material adverse effect on the Company’s earnings and cash flows from operations.

The Company’s tax returns for year 2011 and subsequent years for all major jurisdictions, i.e. Saudi Arabia, Oman, Iraq, and Algeria, remain subject to examination by tax authorities. The Company is currently subject to or expects to be subject to income tax examinations in various jurisdictions where the Company operates or has previously operated. If any tax authority successfully challenges the Company’s tax positions, including, but not limited to, tax positions related to the tax consequences of various intercompany transactions, the taxable presence of the Company’s subsidiaries in a given jurisdiction, the basis of taxation in a given jurisdiction (such as deemed profits versus net-filing basis), or the applicability of relevant double tax treaty benefits to certain transactions; or should the Company otherwise lose a material tax dispute in any jurisdiction, the Company’s income tax liability could increase substantially and the Company’s earnings and cash flows from operations could be materially adversely affected.